Deposits by Banks - Schedule of Deposits by Banks (Parenthetical) (Detail) - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from banks [abstract]
Drawdown from TFS	£ 6.3	£ 10.8
Drawdown from TFSME	£ 11.7	£ 0.0